Non Purchased Loans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable rate outstanding loans	$ 88,986,000	$ 77,700,000
Interest income forgone on loans classified as non-accrual	383,000	555,000	$ 429,000
Minimum loan limit considered for impairment evaluation by management	100,000
Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 0	$ 0
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	50.00%
Consumer Loans [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%